UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                         MITCHELL GROUP, INC.
Address:                      1100 Louisiana
                              Suite 4810
                              Houston, Texas 77002

13F File Number:              801-34644

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                         Terry Jolly
Title:                        Vice President
Phone:                        713-759-2070

Signature, Place and Date of Signing:

     Terry Jolly   Houston, Texas    May 27, 2009

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                                      Investment Discretion       Voting Authority
Issue                    Class     Cusip         Market       Shares  Sole Shared Other Mgr       Sole   Shared   None
------------------       -----     -----         ------       ------  ---- ------ ----- ---       ----   ------   ----
Anadarko Petroleum       Common    032511107      17403       447500   X                        447500
Apache Corp              Common    037411105      17759       277092   X                        277092
CGG Veritas Sponsored A  Common    204386106       6325       548100   X                        548100
Cabot Oil & Gas          Common    127097103      11718       497150   X                        497150
Cameron International C  Common    13342B105       5662       258200   X                        258200
Canadian Natural Resour  Common    136385101      16985       440473   X                        440473
Chevron Corp             Common    166764100      14342       213298   X                        213298
Devon Energy Corp        Common    25179M103      11852       265211   X                        265211
EQT Corporation Com      Common    26884L109       2021        64500   X                         64500
El Paso Corporation      Common    28336L109       6429      1028688   X                       1028688
Endeavour International  Common    29259G101       5865      6741910   X                       6741910
Exxon Mobil Corp         Common    30231G102      15486       227400   X                        227400
Forest Oil Corp          Common    346091705       4883       371350   X                        371350
Hess Corporation         Common    42809H107      19138       353095   X                        353095
National-Oilwell Varco,  Common    637071101      10207       355522   X                        355522
Noble Energy Inc         Common    655044105      18723       347500   X                        347500
Occidental Petroleum Co  Common    674599105      16462       295808   X                        295808
Petroleo Brasileiro Sa   Common    71654V101      14764       602600   X                        602600
Range Resouces Corp      Common    75281A109      14082       342130   X                        342130
Royal Dutch Shell Plc C  Common    780259206       2053        46350   X                         46350
Schlumberger LTD         Common    806857108       7368       181386   X                        181386
Southern Union Company   Common    844030106       5044       331405   X                        331405
Southwestern Energy Co   Common    845467109      11481       386700   X                        386700
Spectra Energy Corp      Common    847560109      11111       785801   X                        785801
Talisman Energy, Inc     Common    87425E103      12787      1217767   X                       1217767
Transocean Inc Switzerl  Common    H8817H100      13399       227719   X                        227719
Weatherford Internation  Common    H27013103        230        20800   X                         20800
Whiting Petroleum Corpo  Common    966387102        390        15100   X                         15100
Williams Companies       Common    969457100       8813       774450   X                        774450
XTO Energy Inc           Common    98385X106      12785       417552   X                        417552

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

For 13F Information Table Entry Total:   30

Form 13F Information Table Value Total:  315,569